Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2017	2018	2019
		HK$	HK$	HK$

Current tax
- Hong Kong	3	144	—	138
- Other countries		380	2,435	591
		524	2,435	729

Schedule of Income before Income Tax, Domestic and Foreign

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(208)	40	(2,867)
Current tax in other jurisdictions	380	2,039	591
Effect of income not chargeable for tax purpose	(2,732)	(12)	—
Effect of expenses not deductible for tax purpose	1,289	—	—
Tax effect of unused tax losses not recognized	1,795	368	3,005
	524	2,435	729